Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Owner-Occupied Property	Owner-occupied Property
	Plant	Office equipment	Motor vehicles	Furniture and fixtures	Total
COST
At December 31, 2021	4,165,873	131,486	1,015,050	166,369	5,478,778
Additions	-	-	-	1,008	1,008
Disposals	(1,716,185)	(118,285)	-	(156,406)	(1,990,876)

Translation adjustment	(289,116)	(7,601)	(80,387)	(9,481)	(386,585)
At December 31, 2022	2,160,573	5,600	934,663	1,489	3,102,326

Additions	-	-	-	440	440
Disposal of subsidiaries	-	(621)	-	(958)	(1,579)
Translation adjustment	(61,214)	(157)	(26,481)	(42)	(87,894)
At December 31, 2023	2,099,359	4,822	908,182	930	3,013,293
DEPRECIATION AND IMPAIRMENT
At December 31, 2021	(1,374,701)	(121,129)	(21,174)	(163,162)	(1,680,166)
Depreciation for the year	(70,084)	(1,817)	(227,388)	(258)	(299,547)
Disposal of subsidiaries	1,296,658	113,591	-	153,845	1,564,095

Translation adjustment	79,710	6,935	7,083	9,270	102,998
At December 31, 2022	(68,418)	(2,419)	(241,479)	(304)	(312,622)
Depreciation for the year	(66,659)	(1,939)	(216,271)	(1,465)	(286,334)
Disposal of subsidiaries	-	621	-	958	1,579
Translation adjustment	2,118	73	7,419	9	9,619
At December 31, 2023	(132,959)	(3,664)	(450,331)	(802)	(587,756)

CARRYING AMOUNT
At December 31, 2023	1,966,400	1,158	457,851	128	2,425,537
At December 31, 2022	2,092,155	3,181	693,184	1,185	2,789,704

Schedule of Straight-Line Basis for All Property, Plant And Equipment Over their Estimated Useful Lives of the Assets	Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:
	Useful life	Residual Value
Plant	30 years	5%
Office equipment	3 years	5%
Motor vehicles	4 years	5%
Furniture and fixtures	3 years	5%

Schedule of Plant and Building Include Buildings	Plant and building include buildings owned by the Company are set out below:
Location	Description	Gross area (m2)
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC *	Dormitory	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC *	Factory	22,292
8-101 Bojingwan Beiyuan, Hexi District, Tianjing, the PRC	Office	242
*	These two buildings were disposed along with the menswear business in 2022.